Expense Example - iShares Large Cap Core Active ETF - iShares Large Cap Core Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	$ 478